Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 18,351	$ 15,915
Federal Funds Sold	63	1,304
Interest bearing deposits in financial institutions	370,593	107,687
Total cash and cash equivalents	389,007	124,906
Available-for-sale securities, at fair value	274,619	276,021
Held-to-maturity securities, at amortized cost (fair value of $34,844 and $41,996, respectively)	35,505	42,130
Investment in Patriot Bancshares Capital Trusts I and II	666	666
Federal Reserve Bank stock	10,954	7,207
Federal Home Loan Bank of Dallas stock	7,029	13,113
Total securities and other investments	328,773	339,137
Loans held for sale	23,989	384
Loans held for investment	3,098,220	3,130,669
Allowance for loan losses	(26,364)	(32,947)
Loans, net	3,095,845	3,098,106
Premises and equipment, net	25,674	27,736
Goodwill	85,291	85,291
Core deposit intangibles, net of accumulated amortization	9,975	11,562
Accrued interest receivable	8,011	7,768
Deferred tax asset, net	11,266	19,510
Real estate acquired by foreclosure	5,220	12,122
Bank owned life insurance	34,385	33,452
Other assets	31,375	26,567
TOTAL ASSETS	4,024,822	3,786,157
Deposits:.
Noninterest-bearing	650,064	643,354
Interest-bearing transaction and savings	1,359,187	1,104,630
Certificates and other time deposits	1,365,449	1,352,764
Total deposits	3,374,700	3,100,748
Securities sold under agreements to repurchase	3,493	3,073
Other borrowed funds	150,000	223,265
Subordinated debentures	47,492	13,187
Accrued interest payable	2,387	1,870
Other liabilities	16,268	14,612
Total liabilities	3,594,340	3,356,755
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Preferred stock, $0.01 par value, 10,000,000 shares authorized, no shares issued or outstanding
Common stock, $0.01 par value, 90,000,000 shares authorized; 37,165,674 and 36,788,464 shares issued at December 31, 2016 and December 31, 2015, respectively; 36,987,674 and 36,788,464 shares outstanding at December 31, 2016 and December 31, 2015, respectively	372	368
Capital surplus	382,961	378,518
Retained earnings	49,127	50,099
Accumulated other comprehensive income, net	(725)	417
Less treasury stock, at cost, 178,000 shares	(1,253)
Total shareholders' equity	430,482	429,402
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,024,822	$ 3,786,157